III. FINANCIAL RISK MANAGEMENT - Financial Assets and Liabilities Which Impact Profit and Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (204,318)	$ (183,985)
Saudi Arabian Riyal / U.S. Dollar exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	(69,289)	(173,233)
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	(8,777)	(40,565)
Brazilian Real / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (42,487)	$ (41,591)